Subsequent events	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Subsequent events
34.	Subsequent event
Setting of parameters for repurchase of shares of its own common stock
Sony Group Corporation approved the setting of the following parameters for repu rchas
e of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation by the resolution of its Board of Directors as of May 17, 2023:

1.	Total number of shares for repurchase: 25 million shares (maximum)

2.	Total purchase price for repurchase of shares: 200 billion yen (maximum)

3.	Period of repurchase: May 18, 2023 to May 17, 2024